Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments
21.      Derivative Instruments:

As part of National Beef's operations, it is exposed to market risks from changes in commodity prices.  To manage these risks, National Beef may enter into forward purchase contracts for cattle and exchange traded futures contracts for cattle or grain.   While these instruments help mitigate market risks, they are not designated and accounted for as hedges; accordingly, the gains and losses associated with changes in fair value of derivative financial instruments are recorded to net sales or cost of goods sold in the period of change.  Certain firm commitments for live cattle purchases and all firm commitments for boxed beef sales are designated as normal purchases and sales and not recorded at fair value.

Exchange-traded contracts have been entered into under a master netting agreement.  None of the derivatives entered into have credit-related contingent features.  National Beef has $10,683,000 in cash collateral posted for its derivative liabilities which is included in prepaids and other current assets as of December 31, 2011.  See Note 25 for fair value information on National Beef's commodity contracts.